Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and other intangible assets	11. Goodwill and other intangible assets

	Goodwill	Brands	Software	Management agreements	Other intangibles	Total
	$m	$m	$m	$m	$m	$m
Cost
At 1 January 2024	516	439	825	122	24	1,926
Additions	–	–	48	–	1	49
Fully amortised assets written off	–	–	(49)	–	(1)	(50)
Disposals	–	–	(4)	–	–	(4)
Exchange and other adjustments	(5)	–	–	–	–	(5)
At 31 December 2024	511	439	820	122	24	1,916
Additions	–	136	49	–	–	185
Fully amortised assets written off	–	–	(87)	–	–	(87)
Exchange and other adjustments	7	15	1	–	1	24
At 31 December 2025	518	590	783	122	25	2,038
Amortisation and impairment
At 1 January 2024	(180)	–	(528)	(103)	(16)	(827)
Provided	–	–	(17)	(1)	(1)	(19)
System Fund expense	–	–	(77)	–	(1)	(78)
Impairment charge	–	–	(2)	–	–	(2)
System Fund impairment charge	–	–	(3)	–	–	(3)
Fully amortised assets written off	–	–	49	–	1	50
Disposals	–	–	4	–	–	4
Exchange and other adjustments	–	–	1	–	–	1
At 31 December 2024	(180)	–	(573)	(104)	(17)	(874)
Provided	–	–	(14)	(1)	(1)	(16)
System Fund expense	–	–	(75)	–	–	(75)
Fully amortised assets written off	–	–	87	–	–	87
Exchange and other adjustments	(3)	–	–	(1)	(1)	(5)
At 31 December 2025	(183)	–	(575)	(106)	(19)	(883)

Net book value
At 31 December 2025	335	590	208	16	6	1,155
At 31 December 2024	331	439	247	18	7	1,042
At 1 January 2024	336	439	297	19	8	1,099
11. Goodwill and other intangible assets continued
Goodwill and brands
Brands
During the year, the Group acquired the Ruby brand and related intellectual property. The transaction is accounted for as an asset acquisition. The brand was recognised at cost of €129m ($136m), including the fair value of contingent purchase consideration at the acquisition date of €15m ($16m).
The carrying value of acquired brands at 31 December 2025 was $590m, including Ruby ($151m), Kimpton ($193m),
Regent ($57m) and Six Senses ($189m). Each brand is considered to have an indefinite life given their strong brand awareness and reputation, and management’s commitment to continued investment in their growth. The brands are protected by trademarks and there are not believed to be any legal, regulatory or contractual provisions that limit the useful lives of the brands. In the hotel industry there are a number of brands that have existed for many years and IHG has brands that are over 60 years old.
Allocation of goodwill and brands to CGUs

	Americas (group of CGUs)	EMEAA (group of CGUs)	Greater China	Total
	$m	$m	$m	$m
At 1 January 2024[a]	282	415	78	775
Allocation adjustments[a]	3	(3)	–	–
Exchange adjustments	–	(5)	–	(5)
At 31 December 2024[a]	285	407	78	770
Additions	–	136	–	136
Allocation adjustments	(14)	13	1	–
Exchange adjustments	–	19	–	19
At 31 December 2025	271	575	79	925

Analysed as:
Goodwill	132	195	8	335
Brands	139	380	71	590
a.The Group has revised the methodology used to allocate brands to groups of CGUs. Brands, which are corporate assets for the purpose of impairment testing, were previously allocated based on long-term trading expectations at the time the asset was acquired. They are now allocated based on the current distribution of open and pipeline rooms to better reflect their deployment across the groups of CGUs at each reporting date. The change in policy reduced the allocation to Americas at 31 December 2025 by $173m (2024: $134m) and increased the allocation to EMEAA and Greater China by
$124m (2024: $80m) and $49m (2024: $54m), respectively. No impairments arose under either policy. There is no change to the allocation of goodwill.
The recoverable amounts of the CGUs, or groups of CGUs, have been determined from value in use calculations. The key assumptions are RevPAR growth (detailed on page 183 within ‘Going concern’), terminal growth rates and pre-tax discount rates.
Cash flows beyond the five-year period are extrapolated using terminal growth rates that do not exceed the average long-term growth rates for the relevant markets. Cash flow projections are discounted using pre-tax rates that are based on the Group’s weighted average cost of capital and incorporate adjustments reflecting risks specific to the territory of the CGU.
The weighted average terminal growth rates and pre-tax discount rates are as follows:

	2025		2024
	Terminal growth rate	Pre-tax discount rate	Terminal growth rate	Pre-tax discount rate
	%	%	%	%
Americas	2.0	12.0	2.1	11.6
EMEAA	2.3	12.9	2.5	13.6
Greater China	2.5	9.9	2.5	10.5
Given the significant amounts by which the recoverable amounts exceed the carrying values, and reflecting the number of years of Base Case forecasts required to recover the carrying value, management have determined that impairment charges would not arise from reasonably possible changes in the key assumptions.
Software
Software includes $60m relating to the development of the next-generation Guest Reservation System with Amadeus of which $55m is internally developed software which is being amortised over seven to 10 years, with two years remaining at 31 December 2025.
In 2024, a total of $5m impairment was charged relating to assets which had been replaced as a result of more recent initiatives.
Management agreements
Management agreements relate to contracts recognised at fair value on acquisition. The weighted average remaining amortisation period for all management agreements is 11 years (2024: 13 years).